Long-Term Debt (Components) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Components of Debt [Abstract]
Senior secured term B facility	$ 493,052	$ 497,560
Revolving credit facilities	983,481	1,074,712
Senior secured debenture, series B	0	0
IRBs	64,000	109,000
Other long-term debt	7,725	7,005
Total long-term debt	1,548,258	1,688,277
Less current portion of long-term debt	5,969	6,907
Non-current portion of long-term debt	1,542,289	1,681,370
Unamortized debt discount	$ 1,948	$ 2,440